Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-37918
Entity Registrant Name	iRhythm Holdings, Inc.
Entity Central Index Key	0001388658
Entity Tax Identification Number	41-3421287
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	699 8th Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	415
Local Phone Number	632-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	IRTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false